BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details 4) (App Builder [Member], USD $) In Thousands, unless otherwise specified	Dec. 27, 2011
App Builder [Member]
Net liabilities	$ (3,248)
Intangible assets	7,251
Goodwill	8,702
Net assets acquired	$ 12,705